INCOME TAXES - Reconciliation of the statutory tax rate (Details) - PRC	6 Months Ended
Jun. 30, 2023
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%
Horgos Baosheng
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%
Preferential income tax rate	0.00%
Kashi Baosheng
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%
Baosheng Technology
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%